Segment Results - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Net revenues [Abstract]
Management Fees	€ 619	€ 584		€ 1,239	€ 1,131
Performance and transaction fees	31	19		58	58
Other	6	23		41	73
Total net revenues	656	626	[1]	1,338	1,263	[1]
Provision for credit losses	0	1	[1]	0	1	[1]
Noninterest expenses [Abstract]
Compensation and benefits	224	202	[1]	453	418	[1]
General and administrative expenses	216	192	[1]	407	380	[1]
Impairment of goodwill and other intangible assets	0	0	[1]	0	0	[1]
Restructuring activities	0	1	[1]	0	2	[1]
Total noninterest expenses	440	395	[1]	861	800	[1]
Noncontrolling interests	46	49	[1]	101	98	[1]
Profit (loss) before tax	170	180	[1]	376	364	[1]
Total assets	11,000	10,000	[1]	11,000	10,000	[1]
Assets under Management	833,000	859,000	[1]	833,000	859,000	[1]
Net flows	€ (25,000)	€ 20,000	[1]	€ (26,000)	€ 21,000	[1]

[1]	Prior year’s comparatives aligned to presentation in the current year